OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG-TERM ASSETS

NOTE 7 – OTHER LONG-TERM ASSETS

The following summarizes other long-term assets as of December 31:

	2024	2023
Security deposit - Ethos Management loan(1)	$-	$1,875,000
Security deposits - leased facilities	31,023	30,983
Total other long-term assets	$31,023	$1,905,983

(1)	See Note 10 – Notes Payable – Ethos Management Inc.